Angel Oak Mortgage Trust 2022-2 ABS-15G

Exhibit 99.41

TPR Firm:	EdgeMAC	Date Submitted:	2/14/2022
Client Name:	GreatLakes Financing	Report:	Rating Agency Grades
Client Project:	AOMT 2022-2	Loans in report:	1

						INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES					INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES					FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
xxxx	2022021001	xxxx	xxxx	xxxx	xxxx	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B